FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Years Ended December 31, 2020 and 2019

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Separate Account VNY

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Separate Account VNY indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Separate Account VNY as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

AB Global Thematic Growth Class B Shares	TA JPMorgan Asset Allocation - Conservative Initial Class
AB Large Cap Growth Class B Shares	TA JPMorgan Asset Allocation - Growth Initial Class
BNY Mellon Sustainable U.S. Equity Service Shares	TA JPMorgan Asset Allocation - Moderate Initial Class
BNY Mellon VIF Appreciation Service Shares	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
Columbia - Small Company Growth Class 1 Shares	TA JPMorgan Enhanced Index Initial Class
DFA VA Global Bond	TA Managed Risk - Balanced ETF Initial Class
DFA VA International Small	TA Managed Risk - Growth ETF Initial Class
DFA VA International Value	TA Morgan Stanley Capital Growth Initial Class
DFA VA Short-Term Fixed	TA Multi-Managed Balanced Initial Class
DFA VA U.S. Large Value	TA PIMCO Total Return Initial Class
DFA VA U.S. Targeted Value	TA Small/Mid Cap Value Initial Class
Federated Hermes Fund for U.S. Government Securities II	TA T. Rowe Price Small Cap Initial Class
Federated Hermes Government Money II Service Shares	TA TS&W International Equity Initial Class
Federated Hermes High Income Bond II Primary Shares	TA WMC US Growth Initial Class
Federated Hermes Managed Volatility II Primary Shares	Vanguard® Equity Index
Fidelity® VIP Contrafund® Initial Class	Vanguard® International
Fidelity® VIP Mid Cap Initial Class	Vanguard® Mid-Cap Index
Fidelity® VIP Value Strategies Initial Class	Vanguard® Real Estate Index
NVIT Emerging Markets Class D Shares	Vanguard® Short-Term Investment Grade
TA Aegon Sustainable Equity Income Initial Class	Vanguard® Total Bond Market Index
TA BlackRock Global Real Estate Securities Initial Class	Wanger International
TA International Growth Initial Class	Wanger USA
TA Janus Mid-Cap Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Separate Account VNY based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Separate Account VNY in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of TFLIC Separate Account VNY since 2014.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Global Thematic Growth Class B Shares	-	$-	$-	$-	$-	-	$2.670866	$20.582400
AB Large Cap Growth Class B Shares	-	-	-	-	-	-	4.327695	22.433305
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-	3.418091	16.749594
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-	3.523837	18.246825
Columbia - Small Company Growth Class 1 Shares	2,101.340	34,002	62,977	(5)	62,972	12,475	5.047722	28.214890
DFA VA Global Bond	202,538.656	2,181,476	2,152,986	29	2,153,015	1,461,772	1.440679	10.259737
DFA VA International Small	51,781.749	604,172	684,037	3	684,040	312,062	2.145448	13.305076
DFA VA International Value	97,998.496	1,095,435	1,154,422	(5)	1,154,417	829,694	1.366259	11.009682
DFA VA Short-Term Fixed	85,572.733	875,202	872,842	30	872,872	747,786	1.141166	9.859727
DFA VA U.S. Large Value	101,572.382	2,364,295	2,693,700	(14)	2,693,686	1,038,561	2.539578	11.942902
DFA VA U.S. Targeted Value	59,411.249	1,001,968	1,093,761	(20)	1,093,741	493,635	2.171759	10.768902
Federated Hermes Fund for U.S. Government Securities II	7,042.306	76,580	78,592	(7)	78,585	51,525	1.487012	10.676274
Federated Hermes Government Money II Service Shares	215,800.140	215,800	215,800	70	215,870	202,921	1.040536	9.627379
Federated Hermes High Income Bond II Primary Shares	33,020.911	211,640	211,664	8	211,672	86,681	2.438965	11.692939
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-	2.373099	12.129432
Fidelity® VIP Contrafund® Initial Class	4,549.567	181,580	219,153	7	219,160	61,355	3.563798	18.026735
Fidelity® VIP Mid Cap Initial Class	3,158.797	109,334	122,309	(1)	122,308	40,796	2.932161	13.848150
Fidelity® VIP Value Strategies Initial Class	5,265.286	67,846	71,345	-	71,345	27,559	2.531881	13.232926
NVIT Emerging Markets Class D Shares	19.161	197	282	(1)	281	18	15.114196	15.475334
TA Aegon Sustainable Equity Income Initial Class	0.075	1	1	(1)	-	-	2.242352	10.906752
TA BlackRock Global Real Estate Securities Initial Class	2,736.252	28,076	29,251	-	29,251	16,688	1.714298	11.797663
TA International Growth Initial Class	12,289.201	103,573	120,926	(1)	120,925	56,719	2.131773	15.120286
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-	3.585359	19.041081
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-	1.902776	12.812514
TA JPMorgan Asset Allocation - Growth Initial Class	18,969.710	235,038	269,180	1	269,181	108,231	2.432487	16.270817
TA JPMorgan Asset Allocation - Moderate Initial Class	38,314.922	423,479	491,580	-	491,580	230,922	2.070229	13.457404
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-	2.179909	14.256663
TA JPMorgan Enhanced Index Initial Class	599.710	9,878	14,435	1	14,436	3,988	3.513792	16.489251
TA Managed Risk - Balanced ETF Initial Class	26,476.215	289,532	346,838	-	346,838	198,735	1.701862	12.263653
TA Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-	1.798174	12.815939
TA Morgan Stanley Capital Growth Initial Class	-	-	-	-	-	-	8.334206	37.790754
TA Multi-Managed Balanced Initial Class	14,515.412	195,301	247,343	(3)	247,340	89,876	2.708624	14.378876
TA PIMCO Total Return Initial Class	15,709.886	179,062	189,775	12	189,787	102,385	1.802759	11.424001
TA Small/Mid Cap Value Initial Class	4,624.493	86,650	88,744	-	88,744	34,424	2.577969	12.228287
TA T. Rowe Price Small Cap Initial Class	1,404.535	22,145	26,574	1	26,575	6,124	4.293725	17.148704
TA TS&W International Equity Initial Class	4,982.770	65,740	71,752	-	71,752	44,113	1.626557	12.495265
TA WMC US Growth Initial Class	14,523.624	458,860	634,828	10	634,838	158,175	3.930015	22.787285
Vanguard® Equity Index	42,765.039	1,503,313	2,299,048	1	2,299,049	638,385	3.546819	16.594167
Vanguard® International	23,943.039	558,005	1,043,198	3	1,043,201	368,106	2.796464	24.129442
Vanguard® Mid-Cap Index	35,770.028	728,822	921,794	13	921,807	269,528	3.361906	15.324001
Vanguard® Real Estate Index	32,346.322	394,553	402,065	2	402,067	176,405	2.227948	11.550861
Vanguard® Short-Term Investment Grade	113,320.532	1,203,081	1,260,124	(57)	1,260,067	820,608	1.502165	10.724579

See accompanying notes.	2

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Vanguard® Total Bond Market Index	181,823.786	$2,172,571	$2,329,163	$ (2)	$2,329,161	1,331,681	$1.707454	$11.312374
Wanger International	934.823	23,855	26,203	(1)	26,202	10,067	2.593901	15.270186
Wanger USA	2,173.216	54,544	53,526	-	53,526	14,462	3.619041	17.641352

See accompanying notes.	3

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	AB Global Thematic Growth Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	BNY Mellon Sustainable U.S. Equity Service Shares Subaccount	BNY Mellon VIF Appreciation Service Shares Subaccount	Columbia -Small Company Growth Class 1 Shares Subaccount

Net Assets as of December 31, 2018:	$-	$-	$-	$-	$28,073

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	265

Net Investment Income (Loss)	-	-	-	-	(265)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	7,226
Realized Gain (Loss) on Investments	-	-	-	-	278

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	7,504
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	3,810

Net Gain (Loss) on Investment	-	-	-	-	11,314

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	11,049

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	(1,486)

Total Increase (Decrease) in Net Assets	-	-	-	-	9,563

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$37,636

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	333

Net Investment Income (Loss)	-	-	-	-	(333)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	811
Realized Gain (Loss) on Investments	-	-	-	-	230

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	1,041
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	25,237

Net Gain (Loss) on Investment	-	-	-	-	26,278

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	25,945

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	(609)

Total Increase (Decrease) in Net Assets	-	-	-	-	25,336

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$62,972

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	DFA VA Global Bond Subaccount	DFA VA International Small Subaccount	DFA VA International Value Subaccount	DFA VA Short-Term Fixed Subaccount	DFA VA U.S. Large Value Subaccount

Net Assets as of December 31, 2018:	$2,185,912	$650,752	$969,922	$972,927	$2,309,335

Investment Income:
Reinvested Dividends	56,582	19,197	37,097	22,697	54,093
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,487	4,488	6,589	5,878	15,342

Net Investment Income (Loss)	43,095	14,709	30,508	16,819	38,751

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	8,521	-	-	27,452
Realized Gain (Loss) on Investments	(2,975)	1,024	3,597	897	35,412

Net Realized Capital Gains (Losses) on Investments	(2,975)	9,545	3,597	897	62,864
Net Change in Unrealized Appreciation (Depreciation)	38,363	122,875	110,417	1,380	462,651

Net Gain (Loss) on Investment	35,388	132,420	114,014	2,277	525,515

Net Increase (Decrease) in Net Assets Resulting from Operations	78,483	147,129	144,522	19,096	564,266

Increase (Decrease) in Net Assets from Contract Transactions	(11,579)	(25,329)	(19,506)	30,038	(181,662)

Total Increase (Decrease) in Net Assets	66,904	121,800	125,016	49,134	382,604

Net Assets as of December 31, 2019:	$2,252,816	$772,552	$1,094,938	$1,022,061	$2,691,939

Investment Income:
Reinvested Dividends	588	12,740	25,898	4,974	55,274
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,149	4,107	6,122	4,919	14,460

Net Investment Income (Loss)	(12,561)	8,633	19,776	55	40,814

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11,222	-	-	-
Realized Gain (Loss) on Investments	(12,165)	(18,755)	85	307	18,244

Net Realized Capital Gains (Losses) on Investments	(12,165)	(7,533)	85	307	18,244
Net Change in Unrealized Appreciation (Depreciation)	42,764	55,379	(9,731)	(122)	(48,127)

Net Gain (Loss) on Investment	30,599	47,846	(9,646)	185	(29,883)

Net Increase (Decrease) in Net Assets Resulting from Operations	18,038	56,479	10,130	240	10,931

Increase (Decrease) in Net Assets from Contract Transactions	(117,839)	(144,991)	49,349	(149,429)	(9,184)

Total Increase (Decrease) in Net Assets	(99,801)	(88,512)	59,479	(149,189)	1,747

Net Assets as of December 31, 2020:	$2,153,015	$684,040	$1,154,417	$872,872	$2,693,686

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	DFA VA U.S. Targeted Value Subaccount	Federated Hermes Fund for U.S. Government Securities II Subaccount	Federated Hermes Government Money II Service Shares Subaccount	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount

Net Assets as of December 31, 2018:	$906,772	$312,584	$608,807	$187,873	$2,427

Investment Income:
Reinvested Dividends	14,573	7,164	9,905	12,086	55
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,151	1,893	3,595	1,449	7

Net Investment Income (Loss)	8,422	5,271	6,310	10,637	48

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,606	-	-	-	-
Realized Gain (Loss) on Investments	31,118	(427)	-	(1,026)	401

Net Realized Capital Gains (Losses) on Investments	56,724	(427)	-	(1,026)	401
Net Change in Unrealized Appreciation (Depreciation)	129,233	10,373	-	16,036	(191)

Net Gain (Loss) on Investment	185,957	9,946	-	15,010	210

Net Increase (Decrease) in Net Assets Resulting from Operations	194,379	15,217	6,310	25,647	258

Increase (Decrease) in Net Assets from Contract Transactions	(32,486)	(150,711)	(21,786)	2,585	(2,685)

Total Increase (Decrease) in Net Assets	161,893	(135,494)	(15,476)	28,232	(2,427)

Net Assets as of December 31, 2019:	$1,068,665	$177,090	$593,331	$216,105	$-

Investment Income:
Reinvested Dividends	16,708	4,351	1,212	12,616	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,646	658	3,234	1,442	-

Net Investment Income (Loss)	11,062	3,693	(2,022)	11,174	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(2,413)	327	-	(6,763)	-

Net Realized Capital Gains (Losses) on Investments	(2,413)	327	-	(6,763)	-
Net Change in Unrealized Appreciation (Depreciation)	57,644	3,171	-	2,001	-

Net Gain (Loss) on Investment	55,231	3,498	-	(4,762)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	66,293	7,191	(2,022)	6,412	-

Increase (Decrease) in Net Assets from Contract Transactions	(41,217)	(105,696)	(375,439)	(10,845)	-

Total Increase (Decrease) in Net Assets	25,076	(98,505)	(377,461)	(4,433)	-

Net Assets as of December 31, 2020:	$1,093,741	$78,585	$215,870	$211,672	$-

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	NVIT Emerging Markets Class D Shares Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount

Net Assets as of December 31, 2018:	$104,923	$90,587	$48,083	$263	$75,375

Investment Income:
Reinvested Dividends	561	918	963	6	2,125
Investment Expense:
Mortality and Expense Risk and Administrative Charges	810	629	344	1	537

Net Investment Income (Loss)	(249)	289	619	5	1,588

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,358	11,203	5,223	-	13,058
Realized Gain (Loss) on Investments	216	(485)	(392)	5	157

Net Realized Capital Gains (Losses) on Investments	13,574	10,718	4,831	5	13,215
Net Change in Unrealized Appreciation (Depreciation)	18,380	10,032	10,869	44	2,464

Net Gain (Loss) on Investment	31,954	20,750	15,700	49	15,679

Net Increase (Decrease) in Net Assets Resulting from Operations	31,705	21,039	16,319	54	17,267

Increase (Decrease) in Net Assets from Contract Transactions	(6,859)	531	(1,135)	(33)	(1,560)

Total Increase (Decrease) in Net Assets	24,846	21,570	15,184	21	15,707

Net Assets as of December 31, 2019:	$129,769	$112,157	$63,267	$284	$91,082

Investment Income:
Reinvested Dividends	416	661	749	4	998
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,001	610	344	1	262

Net Investment Income (Loss)	(585)	51	405	3	736

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	736	-	3,001	-	4,032
Realized Gain (Loss) on Investments	4,856	(1,662)	(762)	7	(17,815)

Net Realized Capital Gains (Losses) on Investments	5,592	(1,662)	2,239	7	(13,783)
Net Change in Unrealized Appreciation (Depreciation)	28,612	18,982	4,133	20	(4,526)

Net Gain (Loss) on Investment	34,204	17,320	6,372	27	(18,309)

Net Increase (Decrease) in Net Assets Resulting from Operations	33,619	17,371	6,777	30	(17,573)

Increase (Decrease) in Net Assets from Contract Transactions	55,772	(7,220)	1,301	(33)	(73,509)

Total Increase (Decrease) in Net Assets	89,391	10,151	8,078	(3)	(91,082)

Net Assets as of December 31, 2020:	$219,160	$122,308	$71,345	$281	$-

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA International Growth Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount

Net Assets as of December 31, 2018:	$35,847	$32,375	$-	$-	$197,109

Investment Income:
Reinvested Dividends	376	906	-	-	3,814
Investment Expense:
Mortality and Expense Risk and Administrative Charges	239	402	-	-	1,314

Net Investment Income (Loss)	137	504	-	-	2,500

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	9,094	-	-	20,191
Realized Gain (Loss) on Investments	281	261	-	-	966

Net Realized Capital Gains (Losses) on Investments	281	9,355	-	-	21,157
Net Change in Unrealized Appreciation (Depreciation)	8,281	2,114	-	-	25,289

Net Gain (Loss) on Investment	8,562	11,469	-	-	46,446

Net Increase (Decrease) in Net Assets Resulting from Operations	8,699	11,973	-	-	48,946

Increase (Decrease) in Net Assets from Contract Transactions	(1,253)	35,816	-	-	(6,895)

Total Increase (Decrease) in Net Assets	7,446	47,789	-	-	42,051

Net Assets as of December 31, 2019:	$43,293	$80,164	$-	$-	$239,160

Investment Income:
Reinvested Dividends	3,317	1,778	-	-	3,690
Investment Expense:
Mortality and Expense Risk and Administrative Charges	185	632	-	-	1,330

Net Investment Income (Loss)	3,132	1,146	-	-	2,360

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,968	-	-	-	17,320
Realized Gain (Loss) on Investments	(610)	71	-	-	167

Net Realized Capital Gains (Losses) on Investments	1,358	71	-	-	17,487
Net Change in Unrealized Appreciation (Depreciation)	(6,507)	17,962	-	-	28,708

Net Gain (Loss) on Investment	(5,149)	18,033	-	-	46,195

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,017)	19,179	-	-	48,555

Increase (Decrease) in Net Assets from Contract Transactions	(12,025)	21,582	-	-	(18,534)

Total Increase (Decrease) in Net Assets	(14,042)	40,761	-	-	30,021

Net Assets as of December 31, 2020:	$29,251	$120,925	$-	$-	$269,181

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Managed Risk - Balanced ETF Initial Class Subaccount	TA Managed Risk - Growth ETF Initial Class Subaccount
Net Assets as of December 31, 2018:	$392,442	$-	$9,269	$289,516	$-

Investment Income:
Reinvested Dividends	9,284	-	129	6,973	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,351	-	59	1,718	-

Net Investment Income (Loss)	6,933	-	70	5,255	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,060	-	1,271	8,182	-
Realized Gain (Loss) on Investments	1,413	-	24	257	-

Net Realized Capital Gains (Losses) on Investments	25,473	-	1,295	8,439	-
Net Change in Unrealized Appreciation (Depreciation)	28,571	-	1,445	30,567	-

Net Gain (Loss) on Investment	54,044	-	2,740	39,006	-

Net Increase (Decrease) in Net Assets Resulting from Operations	60,977	-	2,810	44,261	-

Increase (Decrease) in Net Assets from Contract Transactions	(12,523)	-	1	1	-

Total Increase (Decrease) in Net Assets	48,454	-	2,811	44,262	-

Net Assets as of December 31, 2019:	$440,896	$-	$12,080	$333,778	$-

Investment Income:
Reinvested Dividends	9,683	-	179	7,586	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,456	-	67	1,787	-

Net Investment Income (Loss)	7,227	-	112	5,799	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,353	-	989	4,140	-
Realized Gain (Loss) on Investments	542	-	27	267	-

Net Realized Capital Gains (Losses) on Investments	13,895	-	1,016	4,407	-
Net Change in Unrealized Appreciation (Depreciation)	31,428	-	1,228	2,855	-

Net Gain (Loss) on Investment	45,323	-	2,244	7,262	-

Net Increase (Decrease) in Net Assets Resulting from Operations	52,550	-	2,356	13,061	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,866)	-	-	(1)	-

Total Increase (Decrease) in Net Assets	50,684	-	2,356	13,060	-

Net Assets as of December 31, 2020:	$491,580	$-	$14,436	$346,838	$-

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount	TA PIMCO Total Return Initial Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount

Net Assets as of December 31, 2018:	$-	$179,111	$277,859	$53,205	$65,418

Investment Income:
Reinvested Dividends	-	3,309	5,717	592	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,194	1,379	453	471

Net Investment Income (Loss)	-	2,115	4,338	139	(471)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	12,547	-	4,717	7,610
Realized Gain (Loss) on Investments	-	379	710	(126)	1,342

Net Realized Capital Gains (Losses) on Investments	-	12,926	710	4,591	8,952
Net Change in Unrealized Appreciation (Depreciation)	-	22,541	13,715	8,125	11,775

Net Gain (Loss) on Investment	-	35,467	14,425	12,716	20,727

Net Increase (Decrease) in Net Assets Resulting from Operations	-	37,582	18,763	12,855	20,256

Increase (Decrease) in Net Assets from Contract Transactions	-	(1,374)	(66,557)	(1,839)	(7,738)

Total Increase (Decrease) in Net Assets	-	36,208	(47,794)	11,016	12,518

Net Assets as of December 31, 2019:	$-	$215,319	$230,065	$64,221	$77,936

Investment Income:
Reinvested Dividends	-	3,497	7,939	655	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,322	1,142	452	297

Net Investment Income (Loss)	-	2,175	6,797	203	(297)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	8,972	820	2,284	2,617
Realized Gain (Loss) on Investments	-	253	3,111	(341)	2,357

Net Realized Capital Gains (Losses) on Investments	-	9,225	3,931	1,943	4,974
Net Change in Unrealized Appreciation (Depreciation)	-	21,218	2,981	4,106	(4,208)

Net Gain (Loss) on Investment	-	30,443	6,912	6,049	766

Net Increase (Decrease) in Net Assets Resulting from Operations	-	32,618	13,709	6,252	469

Increase (Decrease) in Net Assets from Contract Transactions	-	(597)	(53,987)	18,271	(51,830)

Total Increase (Decrease) in Net Assets	-	32,021	(40,278)	24,523	(51,361)

Net Assets as of December 31, 2020:	$-	$247,340	$189,787	$88,744	$26,575

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA TS&W International Equity Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount

Net Assets as of December 31, 2018:	$40,450	$501,303	$1,993,872	$797,282	$756,416

Investment Income:
Reinvested Dividends	996	749	43,812	13,002	13,072
Investment Expense:
Mortality and Expense Risk and Administrative Charges	498	3,531	14,263	5,707	5,368

Net Investment Income (Loss)	498	(2,782)	29,549	7,295	7,704

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,100	48,796	57,365	28,355	67,382
Realized Gain (Loss) on Investments	323	7,194	65,034	25,340	5,047

Net Realized Capital Gains (Losses) on Investments	1,423	55,990	122,399	53,695	72,429
Net Change in Unrealized Appreciation (Depreciation)	9,540	135,963	436,412	176,103	142,165

Net Gain (Loss) on Investment	10,963	191,953	558,811	229,798	214,594

Net Increase (Decrease) in Net Assets Resulting from Operations	11,461	189,171	588,360	237,093	222,298

Increase (Decrease) in Net Assets from Contract Transactions	16,968	(78,766)	(217,902)	(77,436)	(70,276)

Total Increase (Decrease) in Net Assets	28,429	110,405	370,458	159,657	152,022

Net Assets as of December 31, 2019:	$68,879	$611,708	$2,364,330	$956,939	$908,438

Investment Income:
Reinvested Dividends	1,943	636	35,239	12,541	12,720
Investment Expense:
Mortality and Expense Risk and Administrative Charges	458	3,639	13,258	5,985	5,255

Net Investment Income (Loss)	1,485	(3,003)	21,981	6,556	7,465

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	46,268	41,339	22,922	47,626
Realized Gain (Loss) on Investments	(119)	35,134	160,151	148,562	(132)

Net Realized Capital Gains (Losses) on Investments	(119)	81,402	201,490	171,484	47,494
Net Change in Unrealized Appreciation (Depreciation)	2,402	109,585	130,110	251,839	89,690

Net Gain (Loss) on Investment	2,283	190,987	331,600	423,323	137,184

Net Increase (Decrease) in Net Assets Resulting from Operations	3,768	187,984	353,581	429,879	144,649

Increase (Decrease) in Net Assets from Contract Transactions	(895)	(164,854)	(418,862)	(343,617)	(131,280)

Total Increase (Decrease) in Net Assets	2,873	23,130	(65,281)	86,262	13,369

Net Assets as of December 31, 2020:	$71,752	$634,838	$2,299,049	$1,043,201	$921,807

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Wanger International Subaccount	Wanger USA Subaccount

Net Assets as of December 31, 2018:	$379,477	$1,500,961	$1,947,817	$3,859	$36,748

Investment Income:
Reinvested Dividends	11,998	39,846	52,526	28	107
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,576	9,091	11,904	27	247

Net Investment Income (Loss)	9,422	30,755	40,622	1	(140)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,682	-	-	357	7,273
Realized Gain (Loss) on Investments	(3,621)	1,877	2,468	(139)	(3,856)

Net Realized Capital Gains (Losses) on Investments	18,061	1,877	2,468	218	3,417
Net Change in Unrealized Appreciation (Depreciation)	76,529	42,266	115,400	1,059	7,365

Net Gain (Loss) on Investment	94,590	44,143	117,868	1,277	10,782

Net Increase (Decrease) in Net Assets Resulting from Operations	104,012	74,898	158,490	1,278	10,642

Increase (Decrease) in Net Assets from Contract Transactions	(40,342)	(24,868)	8,237	19,099	(4,396)

Total Increase (Decrease) in Net Assets	63,670	50,030	166,727	20,377	6,246

Net Assets as of December 31, 2019:	$443,147	$1,550,991	$2,114,544	$24,236	$42,994

Investment Income:
Reinvested Dividends	9,873	34,291	55,373	439	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,333	7,461	12,841	158	249

Net Investment Income (Loss)	7,540	26,830	42,532	281	(249)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,209	-	-	784	4,477
Realized Gain (Loss) on Investments	(8,434)	9,429	15,375	(217)	(547)

Net Realized Capital Gains (Losses) on Investments	(2,225)	9,429	15,375	567	3,930
Net Change in Unrealized Appreciation (Depreciation)	(28,548)	20,085	88,673	2,163	6,608

Net Gain (Loss) on Investment	(30,773)	29,514	104,048	2,730	10,538

Net Increase (Decrease) in Net Assets Resulting from Operations	(23,233)	56,344	146,580	3,011	10,289

Increase (Decrease) in Net Assets from Contract Transactions	(17,847)	(347,268)	68,037	(1,045)	243

Total Increase (Decrease) in Net Assets	(41,080)	(290,924)	214,617	1,966	10,532

Net Assets as of December 31, 2020:	$402,067	$1,260,067	$2,329,161	$26,202	$53,526

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2020

1. Organization

TFLIC Separate Account VNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of the Advisor’s Edge® NY Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Global Thematic Growth Class B Shares	AB Global Thematic Growth Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Portfolio Class 1 Shares
DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio Service Shares
BNY Mellon VIF Appreciation Service Shares	BNY Mellon VIF Appreciation Portfolio Service Shares
Federated Insurance Series	Federated Insurance Series
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond Fund II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility Fund II Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Initial Class
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Initial Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Class D Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA International Growth Initial Class	Transamerica International Growth VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class

13

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Managed Risk - Balanced ETF Initial Class	Transamerica Managed Risk - Balanced ETF VP Initial Class
TA Managed Risk - Growth ETF Initial Class	Transamerica Managed Risk - Growth ETF VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
NVIT Emerging Markets Class D Shares	August 4, 2016

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
Federated Hermes Fund for U.S. Government Securities II	Federated Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Government Money II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated High Income Bond II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Managed Volatility II Primary Shares
TA Aegon Sustainable Equity Income Initial Class	TA Barrow Hanley Dividend Focused Initial Class
TA International Growth Initial Class	TA Greystone International Growth Initial Class

14

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

15

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Global Thematic Growth Class B Shares	$-	$-
AB Large Cap Growth Class B Shares	-	-
BNY Mellon Sustainable U.S. Equity Service Shares	-	-
BNY Mellon VIF Appreciation Service Shares	-	-
Columbia - Small Company Growth Class 1 Shares	811	940
DFA VA Global Bond	269,523	399,959
DFA VA International Small	70,838	195,975
DFA VA International Value	215,457	146,332
DFA VA Short-Term Fixed	165,936	315,324
DFA VA U.S. Large Value	433,829	402,196
DFA VA U.S. Targeted Value	151,882	182,033
Federated Hermes Fund for U.S. Government Securities II	4,351	106,352
Federated Hermes Government Money II Service Shares	1,212	378,710
Federated Hermes High Income Bond II Primary Shares	37,733	37,403
Federated Hermes Managed Volatility II Primary Shares	-	-
Fidelity® VIP Contrafund® Initial Class	97,835	41,909
Fidelity® VIP Mid Cap Initial Class	1,922	9,090
Fidelity® VIP Value Strategies Initial Class	7,893	3,185
NVIT Emerging Markets Class D Shares	5	34
TA Aegon Sustainable Equity Income Initial Class	5,030	73,770
TA BlackRock Global Real Estate Securities Initial Class	6,748	13,672
TA International Growth Initial Class	24,582	1,855
TA Janus Mid-Cap Growth Initial Class	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-
TA JPMorgan Asset Allocation - Growth Initial Class	21,888	20,742
TA JPMorgan Asset Allocation - Moderate Initial Class	23,036	4,322
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-
TA JPMorgan Enhanced Index Initial Class	1,169	67
TA Managed Risk - Balanced ETF Initial Class	11,727	1,787
TA Managed Risk - Growth ETF Initial Class	-	-
TA Morgan Stanley Capital Growth Initial Class	-	-

16

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
TA Multi-Managed Balanced Initial Class	$12,470	$1,920
TA PIMCO Total Return Initial Class	10,637	57,008
TA Small/Mid Cap Value Initial Class	22,052	1,294
TA T. Rowe Price Small Cap Initial Class	2,617	52,125
TA TS&W International Equity Initial Class	1,943	1,353
TA WMC US Growth Initial Class	53,942	175,532
Vanguard® Equity Index	115,323	470,868
Vanguard® International	37,945	352,088
Vanguard® Mid-Cap Index	116,453	192,645
Vanguard® Real Estate Index	62,709	66,807
Vanguard® Short-Term Investment Grade	194,405	514,840
Vanguard® Total Bond Market Index	462,062	351,495
Wanger International	1,271	1,251
Wanger USA	5,283	813

17

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Global Thematic Growth Class B Shares	-	-	-	-	-	-
AB Large Cap Growth Class B Shares	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-
Columbia - Small Company Growth Class 1 Shares	-	(189)	(189)	-	(528)	(528)
DFA VA Global Bond	185,636	(267,130)	(81,494)	64,336	(71,649)	(7,313)
DFA VA International Small	31,660	(104,049)	(72,389)	35,417	(49,159)	(13,742)
DFA VA International Value	171,019	(109,330)	61,689	53,590	(68,542)	(14,952)
DFA VA Short-Term Fixed	138,937	(265,689)	(126,752)	84,368	(58,236)	26,132
DFA VA U.S. Large Value	192,165	(170,011)	22,154	41,030	(114,502)	(73,472)
DFA VA U.S. Targeted Value	93,851	(98,483)	(4,632)	40,293	(56,506)	(16,213)
Federated Hermes Fund for U.S. Government Securities II	-	(69,681)	(69,681)	-	(106,573)	(106,573)
Federated Hermes Government Money II Service Shares	-	(352,319)	(352,319)	-	(20,286)	(20,286)
Federated Hermes High Income Bond II Primary Shares	10,787	(16,537)	(5,750)	6,013	(4,949)	1,064
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	(1,191)	(1,191)
Fidelity® VIP Contrafund® Initial Class	29,241	(14,560)	14,681	-	(2,650)	(2,650)
Fidelity® VIP Mid Cap Initial Class	497	(3,653)	(3,156)	1,677	(1,286)	391
Fidelity® VIP Value Strategies Initial Class	2,601	(1,341)	1,260	673	(1,102)	(429)
NVIT Emerging Markets Class D Shares	-	(3)	(3)	-	(2)	(2)
TA Aegon Sustainable Equity Income Initial Class	-	(36,932)	(36,932)	-	(697)	(697)
TA BlackRock Global Real Estate Securities Initial Class	1,012	(8,737)	(7,725)	-	(747)	(747)
TA International Growth Initial Class	12,329	(728)	11,601	23,527	(1,498)	22,029
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Growth Initial Class	410	(11,412)	(11,002)	-	(3,897)	(3,897)
TA JPMorgan Asset Allocation - Moderate Initial Class	-	(998)	(998)	-	(7,100)	(7,100)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-

18

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA JPMorgan Enhanced Index Initial Class	-	-	-	-	-	-
TA Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-
TA Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-
TA Morgan Stanley Capital Growth Initial Class	-	-	-	-	-	-
TA Multi-Managed Balanced Initial Class	-	(261)	(261)	-	(620)	(620)
TA PIMCO Total Return Initial Class	1,046	(31,536)	(30,490)	233	(40,320)	(40,087)
TA Small/Mid Cap Value Initial Class	9,112	(413)	8,699	-	(776)	(776)
TA T. Rowe Price Small Cap Initial Class	-	(15,773)	(15,773)	57	(2,404)	(2,347)
TA TS&W International Equity Initial Class	-	(668)	(668)	18,285	(5,104)	13,181
TA WMC US Growth Initial Class	2,164	(52,114)	(49,950)	6,941	(36,188)	(29,247)
Vanguard® Equity Index	14,282	(146,020)	(131,738)	10,262	(87,230)	(76,968)
Vanguard® International	1,730	(161,600)	(159,870)	22,918	(68,334)	(45,416)
Vanguard® Mid-Cap Index	24,740	(66,449)	(41,709)	7,025	(32,784)	(25,759)
Vanguard® Real Estate Index	23,563	(31,191)	(7,628)	9,489	(27,228)	(17,739)
Vanguard® Short-Term Investment Grade	106,868	(344,673)	(237,805)	93,335	(112,163)	(18,828)
Vanguard® Total Bond Market Index	239,768	(201,409)	38,359	114,277	(107,591)	6,686
Wanger International	26	(524)	(498)	9,461	(1,025)	8,436
Wanger USA	312	(195)	117	-	(1,633)	(1,633)

19

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
AB Global Thematic Growth Class B Shares	$-	$-	$-	$-	$-	$-
AB Large Cap Growth Class B Shares	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-
Columbia - Small Company Growth Class 1 Shares	-	(609)	(609)	-	(1,486)	(1,486)
DFA VA Global Bond	270,835	(388,674)	(117,839)	92,674	(104,253)	(11,579)
DFA VA International Small	47,168	(192,159)	(144,991)	64,686	(90,015)	(25,329)
DFA VA International Value	190,472	(141,123)	49,349	70,777	(90,283)	(19,506)
DFA VA Short-Term Fixed	162,331	(311,760)	(149,429)	97,521	(67,483)	30,038
DFA VA U.S. Large Value	381,052	(390,236)	(9,184)	95,757	(277,419)	(181,662)
DFA VA U.S. Targeted Value	135,573	(176,790)	(41,217)	78,906	(111,392)	(32,486)
Federated Hermes Fund for U.S. Government Securities II	-	(105,696)	(105,696)	-	(150,711)	(150,711)
Federated Hermes Government Money II Service Shares	-	(375,439)	(375,439)	-	(21,786)	(21,786)
Federated Hermes High Income Bond II Primary Shares	25,139	(35,984)	(10,845)	13,568	(10,983)	2,585
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	(2,685)	(2,685)
Fidelity® VIP Contrafund® Initial Class	96,685	(40,913)	55,772	-	(6,859)	(6,859)
Fidelity® VIP Mid Cap Initial Class	1,262	(8,482)	(7,220)	3,668	(3,137)	531
Fidelity® VIP Value Strategies Initial Class	4,143	(2,842)	1,301	1,256	(2,391)	(1,135)
NVIT Emerging Markets Class D Shares	-	(33)	(33)	-	(33)	(33)
TA Aegon Sustainable Equity Income Initial Class	-	(73,509)	(73,509)	-	(1,560)	(1,560)
TA BlackRock Global Real Estate Securities Initial Class	1,464	(13,489)	(12,025)	-	(1,253)	(1,253)
TA International Growth Initial Class	22,806	(1,224)	21,582	38,374	(2,558)	35,816
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Growth Initial Class	881	(19,415)	(18,534)	-	(6,895)	(6,895)
TA JPMorgan Asset Allocation - Moderate Initial Class	-	(1,866)	(1,866)	-	(12,523)	(12,523)

20

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	$-	$-	$-	$-	$-	$-
TA JPMorgan Enhanced Index Initial Class	-	-	-	-	1	1
TA Managed Risk - Balanced ETF Initial Class	-	(1)	(1)	-	1	1
TA Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-
TA Morgan Stanley Capital Growth Initial Class	-	-	-	-	-	-
TA Multi-Managed Balanced Initial Class	-	(597)	(597)	-	(1,374)	(1,374)
TA PIMCO Total Return Initial Class	1,884	(55,871)	(53,987)	404	(66,961)	(66,557)
TA Small/Mid Cap Value Initial Class	19,114	(843)	18,271	-	(1,839)	(1,839)
TA T. Rowe Price Small Cap Initial Class	-	(51,830)	(51,830)	181	(7,919)	(7,738)
TA TS&W International Equity Initial Class	-	(895)	(895)	24,724	(7,756)	16,968
TA WMC US Growth Initial Class	7,141	(171,995)	(164,854)	15,869	(94,635)	(78,766)
Vanguard® Equity Index	39,677	(458,539)	(418,862)	25,474	(243,376)	(217,902)
Vanguard® International	2,595	(346,212)	(343,617)	35,283	(112,719)	(77,436)
Vanguard® Mid-Cap Index	56,527	(187,807)	(131,280)	17,366	(87,642)	(70,276)
Vanguard® Real Estate Index	47,297	(65,144)	(17,847)	21,272	(61,614)	(40,342)
Vanguard® Short-Term Investment Grade	161,558	(508,826)	(347,268)	134,424	(159,292)	(24,868)
Vanguard® Total Bond Market Index	409,371	(341,334)	68,037	180,230	(171,993)	8,237
Wanger International	48	(1,093)	(1,045)	21,301	(2,202)	19,099
Wanger USA	806	(563)	243	-	(4,396)	(4,396)

21

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31						For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Global Thematic Growth Class B Shares
12/31/2020	-	$2.75	to	$20.58	$-	-%	0.55%	to	1.80%	38.32%	to	36.62%
12/31/2019	-	1.99	to	15.06	-	-	0.55	to	1.80	29.07	to	27.49
12/31/2018	-	1.54	to	11.82	-	-	0.55	to	1.80	(10.48)	to	(11.58)
12/31/2017	-	1.72	to	13.37	-	-	0.55	to	1.80	35.55	to	33.90
12/31/2016	-	1.27	to	1.24	-	-	0.55	to	0.75	(1.42)	to	(1.61)

AB Large Cap Growth Class B Shares
12/31/2020	-	4.46	to	22.43	-	-	0.55	to	1.80	34.41	to	32.76
12/31/2019	-	3.32	to	16.90	-	-	0.55	to	1.80	33.63	to	31.99
12/31/2018	-	2.48	to	12.80	-	-	0.55	to	1.80	1.76	to	0.50
12/31/2017	-	2.44	to	12.74	-	-	0.55	to	1.80	30.95	to	29.35
12/31/2016	-	1.86	to	1.82	-	-	0.55	to	0.75	1.80	to	1.59

BNY Mellon Sustainable U.S. Equity Service Shares
12/31/2020	-	3.52	to	16.75	-	-	0.55	to	1.80	23.18	to	21.67
12/31/2019	-	2.86	to	13.77	-	-	0.55	to	1.80	33.28	to	31.64
12/31/2018	-	2.14	to	10.46	-	-	0.55	to	1.80	(5.16)	to	(6.33)
12/31/2017	-	2.26	to	11.17	-	-	0.55	to	1.80	14.41	to	13.01
12/31/2016	-	1.98	to	1.93	-	-	0.55	to	0.75	9.48	to	9.26

BNY Mellon VIF Appreciation Service Shares
12/31/2020	-	3.63	to	18.25	-	-	0.55	to	1.80	22.71	to	21.20
12/31/2019	-	2.96	to	15.06	-	-	0.55	to	1.80	35.04	to	33.38
12/31/2018	-	2.19	to	11.29	-	-	0.55	to	1.80	(7.61)	to	(8.75)
12/31/2017	-	2.37	to	12.37	-	-	0.55	to	1.80	26.32	to	24.77
12/31/2016	-	1.88	to	1.84	-	-	0.55	to	0.75	7.05	to	6.83

Columbia - Small Company Growth Class 1 Shares
12/31/2020	12,475	5.20	to	28.21	62,972	-	0.55	to	1.80	70.19	to	68.10
12/31/2019	12,664	3.06	to	16.78	37,636	-	0.55	to	1.80	39.93	to	38.21
12/31/2018	13,192	2.18	to	12.14	28,073	-	0.55	to	1.80	(2.29)	to	(3.50)
12/31/2017	12,788	2.23	to	12.58	27,907	-	0.55	to	1.80	28.54	to	26.97
12/31/2016	13,255	1.74	to	1.70	22,548	-	0.55	to	0.75	12.13	to	11.91

DFA VA Global Bond
12/31/2020	1,461,772	1.48	to	10.26	2,153,015	0.03	0.55	to	1.80	0.91	to	(0.34)
12/31/2019	1,543,266	1.47	to	10.29	2,252,816	2.52	0.55	to	1.80	3.62	to	2.34
12/31/2018	1,550,579	1.42	to	10.06	2,185,912	4.75	0.55	to	1.80	1.19	to	(0.06)
12/31/2017	1,549,595	1.40	to	10.06	2,160,301	1.82	0.55	to	1.80	1.56	to	0.31
12/31/2016	1,419,060	1.38	to	1.35	1,950,347	1.81	0.55	to	0.75	1.17	to	0.97

DFA VA International Small
12/31/2020	312,062	2.21	to	13.31	684,040	1.92	0.55	to	1.80	8.82	to	7.48
12/31/2019	384,451	2.03	to	12.38	772,552	2.64	0.55	to	1.80	23.22	to	21.71
12/31/2018	398,193	1.65	to	10.17	650,752	1.77	0.55	to	1.80	(20.21)	to	(21.20)
12/31/2017	316,947	2.07	to	12.91	650,855	2.47	0.55	to	1.80	29.24	to	27.66
12/31/2016	341,367	1.60	to	1.56	542,458	2.29	0.55	to	0.75	5.65	to	5.44

DFA VA International Value
12/31/2020	829,694	1.41	to	11.01	1,154,417	2.64	0.55	to	1.80	(2.30)	to	(3.50)
12/31/2019	768,005	1.44	to	11.41	1,094,938	3.50	0.55	to	1.80	15.23	to	13.81
12/31/2018	782,957	1.25	to	10.02	969,922	2.74	0.55	to	1.80	(17.54)	to	(18.56)
12/31/2017	741,770	1.52	to	12.31	1,114,862	2.64	0.55	to	1.80	25.12	to	23.59
12/31/2016	863,215	1.21	to	1.19	1,037,822	3.17	0.55	to	0.75	8.51	to	8.30

22

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31						For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

DFA VA Short-Term Fixed
12/31/2020	747,786	$1.18	to	$9.86	$872,872	0.60%	0.55%	to	1.80%	0.04%	to	(1.18	) %
12/31/2019	874,538	1.18	to	9.98	1,022,061	2.26	0.55	to	1.80	1.95	to	0.70
12/31/2018	848,406	1.15	to	9.91	972,927	1.57	0.55	to	1.80	1.22	to	(0.03)
12/31/2017	853,766	1.14	to	9.91	967,672	1.21	0.55	to	1.80	0.29	to	(0.94)
12/31/2016	671,539	1.14	to	1.11	759,002	0.73	0.55	to	0.75	0.24	to	0.04

DFA VA U.S. Large Value
12/31/2020	1,038,561	2.62	to	11.94	2,693,686	2.30	0.55	to	1.80	(1.91)	to	(3.12)
12/31/2019	1,016,407	2.67	to	12.33	2,691,939	2.10	0.55	to	1.80	25.10	to	23.56
12/31/2018	1,089,879	2.13	to	9.98	2,309,335	2.04	0.55	to	1.80	(12.60)	to	(13.68)
12/31/2017	1,203,131	2.44	to	11.56	2,918,824	1.86	0.55	to	1.80	18.43	to	16.98
12/31/2016	1,253,338	2.06	to	2.02	2,569,098	1.86	0.55	to	0.75	18.22	to	17.99

DFA VA U.S. Targeted Value
12/31/2020	493,635	2.24	to	10.77	1,093,741	1.82	0.55	to	1.80	3.41	to	2.14
12/31/2019	498,267	2.16	to	10.54	1,068,665	1.43	0.55	to	1.80	21.89	to	20.39
12/31/2018	514,480	1.77	to	8.76	906,772	1.03	0.55	to	1.80	(16.33)	to	(17.37)
12/31/2017	473,796	2.12	to	10.60	999,089	1.08	0.55	to	1.80	9.17	to	7.83
12/31/2016	475,199	1.94	to	1.90	918,389	0.93	0.55	to	0.75	26.79	to	26.54

Federated Hermes Fund for U.S. Government Securities II
12/31/2020	51,525	1.53	to	10.68	78,585	3.78	0.55	to	1.80	4.64	to	3.35
12/31/2019	121,206	1.46	to	10.33	177,090	2.42	0.55	to	1.80	5.32	to	4.03
12/31/2018	227,779	1.39	to	9.93	312,584	2.40	0.55	to	1.80	(0.10)	to	(1.33)
12/31/2017	182,320	1.39	to	10.06	251,414	2.34	0.55	to	1.80	1.37	to	0.13
12/31/2016	184,427	1.37	to	1.34	250,815	2.88	0.55	to	0.75	1.05	to	0.85

Federated Hermes Government Money II Service Shares
12/31/2020	202,921	1.07	to	9.63	215,870	0.22	0.55	to	1.80	(0.34)	to	(1.57)
12/31/2019	555,240	1.08	to	9.78	593,331	1.63	0.55	to	1.80	1.09	to	(0.16)
12/31/2018	575,526	1.06	to	9.80	608,807	1.24	0.55	to	1.80	0.69	to	(0.55)
12/31/2017	577,913	1.06	to	9.85	607,384	0.30	0.55	to	1.80	(0.23)	to	(1.46)
12/31/2016	739,419	1.06	to	1.04	779,603	-	0.55	to	0.75	(0.55)	to	(0.74)

Federated Hermes High Income Bond II Primary Shares
12/31/2020	86,681	2.51	to	11.69	211,672	6.39	0.55	to	1.80	5.01	to	3.72
12/31/2019	92,431	2.39	to	11.27	216,105	5.94	0.55	to	1.80	13.92	to	12.52
12/31/2018	91,367	2.10	to	10.02	187,873	7.83	0.55	to	1.80	(3.82)	to	(5.01)
12/31/2017	93,231	2.18	to	10.55	199,789	6.47	0.55	to	1.80	6.36	to	5.06
12/31/2016	84,616	2.05	to	2.01	170,804	6.02	0.55	to	0.75	14.19	to	13.97

Federated Hermes Managed Volatility II Primary Shares
12/31/2020	-	2.44	to	12.13	-	-	0.55	to	1.80	0.38	to	(0.85)
12/31/2019	-	2.44	to	12.23	-	4.20	0.55	to	1.80	19.57	to	18.10
12/31/2018	1,191	2.04	to	10.36	2,427	2.87	0.55	to	1.80	(9.00)	to	(10.12)
12/31/2017	1,196	2.24	to	11.53	2,677	3.85	0.55	to	1.80	17.47	to	16.03
12/31/2016	1,201	1.91	to	1.86	2,288	2.89	0.55	to	0.75	7.10	to	6.89

Fidelity® VIP Contrafund® Initial Class
12/31/2020	61,355	3.67	to	18.03	219,160	0.29	0.55	to	1.80	29.85	to	28.26
12/31/2019	46,674	2.83	to	14.05	129,769	0.46	0.55	to	1.80	30.86	to	29.25
12/31/2018	49,324	2.16	to	10.87	104,923	0.83	0.55	to	1.80	(6.89)	to	(8.04)
12/31/2017	58,167	2.32	to	11.82	133,798	1.03	0.55	to	1.80	21.21	to	19.73
12/31/2016	38,541	1.91	to	1.87	73,707	0.31	0.55	to	0.75	7.42	to	7.20

23

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31						For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Mid Cap Initial Class
12/31/2020	40,796	$3.02	to	$13.85	$122,308	0.65%	0.55%	to	1.80%	17.54%	to	16.10%
12/31/2019	43,952	2.57	to	11.93	112,157	0.87	0.55	to	1.80	22.77	to	21.27
12/31/2018	43,561	2.09	to	9.84	90,587	0.64	0.55	to	1.80	(15.01)	to	(16.06)
12/31/2017	59,404	2.46	to	11.72	144,805	0.73	0.55	to	1.80	20.15	to	18.68
12/31/2016	44,919	2.05	to	2.01	91,565	0.66	0.55	to	0.75	11.62	to	11.40

Fidelity® VIP Value Strategies Initial Class
12/31/2020	27,559	2.61	to	13.23	71,345	1.31	0.55	to	1.80	7.67	to	6.34
12/31/2019	26,299	2.42	to	12.44	63,267	1.67	0.55	to	1.80	33.79	to	32.15
12/31/2018	26,728	1.81	to	9.42	48,083	0.98	0.55	to	1.80	(17.77)	to	(18.79)
12/31/2017	28,240	2.20	to	11.60	61,726	1.54	0.55	to	1.80	18.70	to	17.25
12/31/2016	25,526	1.85	to	1.82	47,093	1.45	0.55	to	0.75	9.03	to	8.81

NVIT Emerging Markets Class D Shares
12/31/2020	18	15.48	to	15.11	281	1.59	0.55	to	1.80	12.30	to	10.92
12/31/2019	21	13.78	to	13.63	284	2.09	0.55	to	1.80	21.91	to	20.41
12/31/2018	23	11.30	to	11.32	263	0.07	0.55	to	1.80	(18.16)	to	(19.17)
12/31/2017	289	13.81	to	14.00	3,994	0.94	0.55	to	1.80	40.32	to	38.61
12/31/2016(1)	323	9.84	to	9.83	3,182	1.53	0.55	to	0.75	-	to	-

TA Aegon Sustainable Equity Income Initial Class
12/31/2020	-	2.29	to	10.91	-	2.58	0.55	to	1.80	(7.86)	to	(8.99)
12/31/2019	36,932	2.49	to	11.98	91,082	2.51	0.55	to	1.80	23.23	to	21.72
12/31/2018	37,629	2.02	to	9.85	75,375	2.19	0.55	to	1.80	(11.99)	to	(13.08)
12/31/2017	39,061	2.29	to	11.33	88,967	2.69	0.55	to	1.80	15.79	to	14.38
12/31/2016	23,419	1.98	to	1.95	46,320	2.26	0.55	to	0.75	14.29	to	14.06

TA BlackRock Global Real Estate Securities Initial Class
12/31/2020	16,688	1.77	to	11.80	29,251	10.63	0.55	to	1.80	(0.86)	to	(2.08)
12/31/2019	24,413	1.78	to	12.05	43,293	0.91	0.55	to	1.80	24.51	to	22.98
12/31/2018	25,160	1.43	to	9.80	35,847	8.78	0.55	to	1.80	(10.58)	to	(11.69)
12/31/2017	25,292	1.60	to	11.09	40,312	3.77	0.55	to	1.80	10.71	to	9.36
12/31/2016	23,666	1.45	to	1.41	34,086	1.76	0.55	to	0.75	0.08	to	(0.12)

TA International Growth Initial Class
12/31/2020	56,719	2.20	to	15.12	120,925	2.10	0.55	to	1.80	20.24	to	18.76
12/31/2019	45,118	1.83	to	12.73	80,164	1.68	0.55	to	1.80	26.98	to	25.42
12/31/2018	23,089	1.44	to	10.15	32,375	1.17	0.55	to	1.80	(18.16)	to	(19.17)
12/31/2017	21,166	1.76	to	12.56	36,460	1.44	0.55	to	1.80	26.55	to	25.00
12/31/2016	15,844	1.39	to	1.36	21,638	1.89	0.55	to	0.75	(0.47)	to	(0.66)

TA Janus Mid-Cap Growth Initial Class
12/31/2020	-	3.69	to	19.04	-	-	0.55	to	1.80	18.55	to	17.10
12/31/2019	-	3.12	to	16.26	-	-	0.55	to	1.80	35.96	to	34.29
12/31/2018	-	2.29	to	12.11	-	-	0.55	to	1.80	(1.76)	to	(2.98)
12/31/2017	13,771	2.33	to	12.48	31,367	0.10	0.55	to	1.80	28.30	to	26.73
12/31/2016	14,267	1.82	to	1.78	25,379	-	0.55	to	0.75	(2.58)	to	(2.77)

TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2020	-	1.96	to	12.81	-	-	0.55	to	1.80	10.86	to	9.50
12/31/2019	-	1.77	to	11.70	-	-	0.55	to	1.80	13.28	to	11.89
12/31/2018	-	1.56	to	10.46	-	-	0.55	to	1.80	(4.51)	to	(5.69)
12/31/2017	-	1.63	to	11.09	-	-	0.55	to	1.80	12.19	to	10.82
12/31/2016	-	1.46	to	1.43	-	-	0.55	to	0.75	4.05	to	3.85

TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2020	108,231	2.51	to	16.27	269,181	1.66	0.55	to	1.80	24.06	to	22.53
12/31/2019	119,233	2.02	to	13.28	239,160	1.74	0.55	to	1.80	25.36	to	23.82
12/31/2018	123,130	1.61	to	10.72	197,109	1.90	0.55	to	1.80	(10.89)	to	(11.99)
12/31/2017	123,905	1.81	to	12.18	222,693	1.47	0.55	to	1.80	23.95	to	22.44
12/31/2016	123,131	1.46	to	1.43	178,624	2.61	0.55	to	0.75	5.50	to	5.29

24

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31						For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2020	230,922	$2.13	to	$13.46	$491,580	2.21%	0.55%	to	1.80%	11.99%	to	10.61%
12/31/2019	231,920	1.90	to	12.17	440,896	2.22	0.55	to	1.80	15.78	to	14.36
12/31/2018	239,020	1.64	to	10.64	392,442	1.89	0.55	to	1.80	(5.65)	to	(6.81)
12/31/2017	190,011	1.74	to	11.42	331,065	1.89	0.55	to	1.80	15.83	to	14.41
12/31/2016	190,030	1.50	to	1.47	285,857	2.22	0.55	to	0.75	4.99	to	4.78

TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2020	-	2.25	to	14.26	-	-	0.55	to	1.80	14.44	to	13.03
12/31/2019	-	1.96	to	12.61	-	-	0.55	to	1.80	19.35	to	17.89
12/31/2018	-	1.64	to	10.70	-	2.42	0.55	to	1.80	(7.58)	to	(8.72)
12/31/2017	61,520	1.78	to	11.72	108,793	1.77	0.55	to	1.80	19.12	to	17.66
12/31/2016	85,963	1.49	to	1.46	127,680	1.58	0.55	to	0.75	5.96	to	5.76

TA JPMorgan Enhanced Index Initial Class
12/31/2020	3,988	3.62	to	16.49	14,436	1.46	0.55	to	1.80	19.51	to	18.04
12/31/2019	3,988	3.03	to	13.97	12,080	1.20	0.55	to	1.80	30.32	to	28.72
12/31/2018	3,988	2.32	to	10.85	9,269	1.12	0.55	to	1.80	(6.53)	to	(7.68)
12/31/2017	3,988	2.49	to	11.76	9,917	0.57	0.55	to	1.80	20.49	to	19.02
12/31/2016	3,988	2.06	to	2.02	8,230	0.28	0.55	to	0.75	10.74	to	10.52

TA Managed Risk - Balanced ETF Initial Class
12/31/2020	198,735	1.75	to	12.26	346,838	2.33	0.55	to	1.80	3.91	to	2.64
12/31/2019	198,735	1.68	to	11.95	333,778	2.23	0.55	to	1.80	15.29	to	13.87
12/31/2018	198,735	1.46	to	10.49	289,516	2.03	0.55	to	1.80	(4.86)	to	(6.03)
12/31/2017	262,569	1.53	to	11.17	401,567	1.92	0.55	to	1.80	13.10	to	11.71
12/31/2016	287,931	1.35	to	1.33	389,289	1.95	0.55	to	0.75	3.37	to	3.17

TA Managed Risk - Growth ETF Initial Class
12/31/2020	-	1.84	to	12.82	-	-	0.55	to	1.80	3.95	to	2.67
12/31/2019	-	1.77	to	12.48	-	-	0.55	to	1.80	19.09	to	17.62
12/31/2018	-	1.49	to	10.61	-	-	0.55	to	1.80	(7.50)	to	(8.64)
12/31/2017	-	1.61	to	11.62	-	-	0.55	to	1.80	18.13	to	16.69
12/31/2016	-	1.36	to	1.34	-	-	0.55	to	0.75	4.40	to	4.19

TA Morgan Stanley Capital Growth Initial Class
12/31/2020	-	8.59	to	37.79	-	-	0.55	to	1.80	116.68	to	114.02
12/31/2019	-	3.96	to	17.66	-	-	0.55	to	1.80	23.06	to	21.55
12/31/2018	-	3.22	to	14.53	-	-	0.55	to	1.80	6.10	to	4.79
12/31/2017	-	3.03	to	13.86	-	-	0.55	to	1.80	42.81	to	41.06
12/31/2016	-	2.12	to	2.08	-	-	0.55	to	0.75	(2.80)	to	(2.99)

TA Multi-Managed Balanced Initial Class
12/31/2020	89,876	2.77	to	14.38	247,340	1.58	0.55	to	1.80	15.26	to	13.85
12/31/2019	90,137	2.40	to	12.63	215,319	1.66	0.55	to	1.80	21.10	to	19.62
12/31/2018	90,757	1.98	to	10.56	179,111	1.56	0.55	to	1.80	(4.19)	to	(5.37)
12/31/2017	140,076	2.07	to	11.16	288,673	0.86	0.55	to	1.80	13.51	to	12.12
12/31/2016	159,991	1.82	to	1.80	290,607	1.04	0.55	to	0.75	7.29	to	7.07

TA PIMCO Total Return Initial Class
12/31/2020	102,385	1.86	to	11.42	189,787	3.90	0.55	to	1.80	7.10	to	5.78
12/31/2019	132,875	1.73	to	10.80	230,065	2.32	0.55	to	1.80	7.82	to	6.50
12/31/2018	172,962	1.61	to	10.14	277,859	2.61	0.55	to	1.80	(1.20)	to	(2.42)
12/31/2017	190,839	1.63	to	10.39	310,245	-	0.55	to	1.80	4.31	to	3.04
12/31/2016	189,620	1.56	to	1.53	295,549	2.40	0.55	to	0.75	2.15	to	1.95

TA Small/Mid Cap Value Initial Class
12/31/2020	34,424	2.64	to	12.23	88,744	1.08	0.55	to	1.80	3.47	to	2.20
12/31/2019	25,725	2.56	to	11.97	64,221	0.98	0.55	to	1.80	24.59	to	23.06
12/31/2018	26,501	2.05	to	9.72	53,205	0.91	0.55	to	1.80	(11.95)	to	(13.03)
12/31/2017	24,292	2.33	to	11.18	55,498	1.14	0.55	to	1.80	14.92	to	13.52
12/31/2016	25,153	2.03	to	1.99	50,102	-	0.55	to	0.75	20.47	to	20.23

25

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31						For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA T. Rowe Price Small Cap Initial Class
12/31/2020	6,124	$4.42	to	$17.15	$26,575	-%	0.55%	to	1.80%	22.89%	to	21.38%
12/31/2019	21,897	3.60	to	14.13	77,936	-	0.55	to	1.80	32.04	to	30.42
12/31/2018	24,244	2.72	to	10.83	65,418	-	0.55	to	1.80	(7.59)	to	(8.73)
12/31/2017	20,847	2.95	to	11.87	61,098	-	0.55	to	1.80	21.72	to	20.23
12/31/2016	16,541	2.42	to	2.37	39,991	-	0.55	to	0.75	10.61	to	10.39

TA TS&W International Equity Initial Class
12/31/2020	44,113	1.68	to	12.50	71,752	3.17	0.55	to	1.80	5.96	to	4.66
12/31/2019	44,781	1.58	to	11.94	68,879	1.49	0.55	to	1.80	20.40	to	18.92
12/31/2018	31,600	1.31	to	10.04	40,450	1.19	0.55	to	1.80	(15.99)	to	(17.02)
12/31/2017	14,814	1.56	to	12.10	22,617	2.50	0.55	to	1.80	22.24	to	20.74
12/31/2016	8,820	1.28	to	1.25	11,038	3.73	0.55	to	0.75	0.53	to	0.33

TA WMC US Growth Initial Class
12/31/2020	158,175	4.05	to	22.79	634,838	0.11	0.55	to	1.80	36.55	to	34.87
12/31/2019	208,125	2.96	to	16.90	611,708	0.13	0.55	to	1.80	39.28	to	37.57
12/31/2018	237,372	2.13	to	12.28	501,303	0.16	0.55	to	1.80	(0.34)	to	(1.57)
12/31/2017	46,643	2.14	to	12.48	98,076	0.43	0.55	to	1.80	28.49	to	26.92
12/31/2016	49,743	1.66	to	1.63	81,534	0.37	0.55	to	0.75	2.25	to	2.05

Vanguard® Equity Index
12/31/2020	638,385	3.65	to	16.59	2,299,049	1.71	0.55	to	1.80	17.55	to	16.11
12/31/2019	770,123	3.11	to	14.29	2,364,330	1.95	0.55	to	1.80	30.58	to	28.98
12/31/2018	847,091	2.38	to	11.08	1,993,872	1.66	0.55	to	1.80	(5.03)	to	(6.21)
12/31/2017	858,810	2.51	to	11.81	2,130,041	1.79	0.55	to	1.80	20.99	to	19.51
12/31/2016	890,851	2.07	to	2.03	1,827,952	2.24	0.55	to	0.75	11.20	to	10.98

Vanguard® International
12/31/2020	368,106	2.87	to	24.13	1,043,201	1.35	0.55	to	1.80	56.72	to	54.80
12/31/2019	527,976	1.83	to	15.59	956,939	1.45	0.55	to	1.80	30.50	to	28.90
12/31/2018	573,392	1.41	to	12.09	797,282	0.73	0.55	to	1.80	(13.09)	to	(14.17)
12/31/2017	498,380	1.62	to	14.09	797,374	1.14	0.55	to	1.80	41.90	to	40.16
12/31/2016	597,598	1.14	to	1.12	674,758	1.42	0.55	to	0.75	1.32	to	1.12

Vanguard® Mid-Cap Index
12/31/2020	269,528	3.46	to	15.32	921,807	1.52	0.55	to	1.80	17.43	to	15.98
12/31/2019	311,237	2.95	to	13.21	908,438	1.51	0.55	to	1.80	30.16	to	28.56
12/31/2018	336,996	2.27	to	10.28	756,416	1.18	0.55	to	1.80	(9.83)	to	(10.94)
12/31/2017	335,909	2.51	to	11.54	836,799	1.16	0.55	to	1.80	18.43	to	16.98
12/31/2016	338,683	2.12	to	2.08	713,019	1.37	0.55	to	0.75	10.51	to	10.29

Vanguard® Real Estate Index
12/31/2020	176,405	2.29	to	11.55	402,067	2.54	0.55	to	1.80	(5.37)	to	(6.54)
12/31/2019	184,033	2.43	to	12.36	443,147	2.79	0.55	to	1.80	28.10	to	26.53
12/31/2018	201,772	1.89	to	9.77	379,477	3.26	0.55	to	1.80	(5.87)	to	(7.04)
12/31/2017	263,427	2.01	to	10.51	527,114	2.32	0.55	to	1.80	4.21	to	2.93
12/31/2016	241,234	1.93	to	1.89	463,529	2.64	0.55	to	0.75	7.76	to	7.55

Vanguard® Short-Term Investment Grade
12/31/2020	820,608	1.55	to	10.72	1,260,067	2.75	0.55	to	1.80	4.92	to	3.63
12/31/2019	1,058,413	1.47	to	10.35	1,550,991	2.62	0.55	to	1.80	5.12	to	3.83
12/31/2018	1,077,241	1.40	to	9.97	1,500,961	1.69	0.55	to	1.80	0.48	to	(0.76)
12/31/2017	994,742	1.40	to	10.04	1,381,715	1.91	0.55	to	1.80	1.53	to	0.29
12/31/2016	947,641	1.38	to	1.35	1,297,356	1.85	0.55	to	0.75	2.15	to	1.95

Vanguard® Total Bond Market Index
12/31/2020	1,331,681	1.76	to	11.31	2,329,161	2.52	0.55	to	1.80	6.99	to	5.68
12/31/2019	1,293,322	1.64	to	10.70	2,114,544	2.58	0.55	to	1.80	8.08	to	6.75
12/31/2018	1,286,636	1.52	to	10.03	1,947,817	2.27	0.55	to	1.80	(0.68)	to	(1.90)
12/31/2017	1,244,447	1.53	to	10.22	1,897,732	2.28	0.55	to	1.80	2.92	to	1.66
12/31/2016	1,144,964	1.49	to	1.46	1,697,584	2.24	0.55	to	0.75	1.91	to	1.71

26

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31						For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Wanger International
12/31/2020	10,067	$2.67	to	$15.27	$26,202	2.01%	0.55%	to	1.80%	13.74%	to	12.34%
12/31/2019	10,565	2.35	to	13.59	24,236	0.60	0.55	to	1.80	29.28	to	27.69
12/31/2018	2,129	1.82	to	10.64	3,859	1.94	0.55	to	1.80	(18.15)	to	(19.16)
12/31/2017	7,283	2.22	to	13.17	15,907	1.46	0.55	to	1.80	32.19	to	30.57
12/31/2016	3,107	1.68	to	1.64	5,204	0.55	0.55	to	0.75	(1.95)	to	(2.14)

Wanger USA
12/31/2020	14,462	3.73	to	17.64	53,526	-	0.55	to	1.80	23.55	to	22.03
12/31/2019	14,345	3.02	to	14.46	42,994	0.26	0.55	to	1.80	30.38	to	28.78
12/31/2018	15,978	2.31	to	11.23	36,748	0.10	0.55	to	1.80	(2.00)	to	(3.21)
12/31/2017	17,381	2.36	to	11.60	40,815	-	0.55	to	1.80	18.93	to	17.47
12/31/2016	19,773	1.99	to	1.94	39,063	-	0.55	to	0.75	13.07	to	12.84

(1)	See Footnote 1
*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

27

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.40% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

28

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

29